SUBSEQUENT EVENTS DISCLOSURE (Details)	4 Months Ended		12 Months Ended
	Jun. 02, 2025 USD ($)	Jun. 02, 2025 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Feb. 02, 2025
Issuance of notes payable to related parties			$ 297,425	$ 167,583	$ 459,580
CEO and director
Issuance of notes payable to related parties	$ 100,000
Debt interest rate						8.00%
Officer and director
Issuance of notes payable to related parties		$ 25,000